Share-Based Compensation - Summary of Options Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding beginning balance	28,217,269
Number of options, Granted	6,926,620
Number of options, Exercised	(4,231,692)
Number of options, Forfeited	(1,235,944)
Number of options, Outstanding ending balance	29,676,253	28,217,269
Number of options, Exercisable	16,790,323
Weighted average exercise price per option, Outstanding beginning balance	$ 0.0208
Weighted average exercise price per option, Granted	0.0002
Weighted average exercise price per option, Exercised	0.0289
Weighted average exercise price per option, Forfeited	0.0002
Weighted average exercise price per option, Outstanding ending balance	0.0157	$ 0.0208
Weighted average exercise price per option, Exercisable	$ 0.0275
Weighted average remaining contractual term options outstanding	6 years 8 months 8 days	6 years 9 months 25 days
Weighted average remaining contractual life, Exercisable	5 years 1 month 13 days
Aggregated intrinsic value, Outstanding beginning balance	$ 132,783	$ 196,370
Aggregated intrinsic value, Exercisable	$ 74,927
Options classified as Equity Awards | 2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding beginning balance	9,968,805
Number of options, Granted	1,667,900
Number of options, Repurchased	(4,205,439)
Number of options, Forfeited	(2,582,595)
Number of options, Outstanding ending balance	4,848,671	9,968,805
Number of options, Exercisable	3,290,401
Weighted average exercise price per option, Outstanding beginning balance	$ 2.5297
Weighted average exercise price per option, Granted	$ 0.6371
Weighted average exercise price per option, Repurchased	2.1381
Weighted average exercise price per option, Forfeited	$ 3.6526
Weighted average exercise price per option, Outstanding ending balance	1.6232	$ 2.5297
Weighted average exercise price per option, Exercisable	$ 1.9679
Weighted average remaining contractual term options outstanding	6 years 9 months 3 days	6 years 11 months 23 days
Weighted average remaining contractual life, Exercisable	5 years 6 months 14 days
Aggregated intrinsic value, Outstanding beginning balance	$ 0	$ 22,035
Aggregated intrinsic value, Exercisable	$ 0